Income Taxes - Unrecognized (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized	$ 729.0	$ 624.7
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized	679.3	$ 0.0
Royalty, stream and working interests.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized	672.8
Tax losses (expiry dates - 2032-2043)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized	$ 6.5